Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Business combination, contingent consideration, liability	$ 0	$ 0
Contractual obligation	$ 0	$ 0